Deferred Revenue	9 Months Ended
Sep. 30, 2026
Contract with Customer, Liability [Abstract]
Deferred Revenue

NOTE 9.Deferred Revenue

The following table summarizes the Company’s deferred revenue (in thousands):

	September 30,	December 31,
	2026	2025
Non-refundable entrance fees	$712,221	$669,528
Other deferred revenue	6,173	3,479
Deferred revenue	$718,394	$673,007

The opening and closing balances of non-refundable entrance fees were as follows (in thousands):

Closing balance – December 31, 2024	$615,723
Additions(1)	152,717
Amortization(2)	(98,912)
Closing balance – December 31, 2025	$669,528
Additions(1)	122,143
Acquisitions	5,362
Amortization(2)	(84,812)
Closing balance – September 30, 2026	$712,221
(1)	During the three months ended September 30, 2026, the Company collected non-refundable entrance fees of $47 million. During the three and nine months ended September 30, 2025, the Company collected non-refundable entrance fees of $37 million and $108 million, respectively.
(2)	Amortization of non-refundable entrance fees is included within resident fees and services on the Combined and Consolidated Statements of Operations. During the three months ended September 30, 2026, the Company recognized amortization of $30 million. During the three and nine months ended September 30, 2025, the Company recognized amortization of $24 million and $72 million, respectively.

As of each of September 30, 2026 and December 31, 2025, the weighted average remaining length of stay based on the unamortized non-refundable entrance fee balance of the Company’s in-place residents was 8 years.

Entrance Fee Receivables

For certain residents that qualify, the Company may offer to provide a deferral of the upfront cash entrance fee requirements so that they are able to move into a community while still continuing the process of selling their previous home. These entrance fee receivables are due upon sale of the resident’s previous home. The following table summarizes the Company’s entrance fee receivables, which are recognized in other assets on the Combined and Consolidated Balance Sheets (in thousands):

Closing balance – December 31, 2024	$61,273
Current year deferrals provided	99,960
Receipts applied to entrance fee commitments	(87,857)
Closing balance – December 31, 2025	$73,376
Current year deferrals provided	82,241
Receipts applied to entrance fee commitments	(85,450)
Closing balance – September 30, 2026	$70,167